ACQUISITION OF OREGON ENERGY (Tables)	3 Months Ended
Feb. 28, 2026
ACQUISITION OF OREGON ENERGY
Schedule of allocation of the purchase price

Number of common shares issued for acquisition of Oregon Energy	1,710,991
Fair value per share	$6.99
Share consideration	$11,959,827
Cash consideration from prior option payments (Note 9)	1,219,545
Total consideration	$13,179,372

Net assets assumed by the Company:
Cash	$302
Prepaids and deposits	42,604
Restricted cash	140,960
Property, plant and equipment	242,012
Accounts payable and accrued liabilities	(2,231)
Mineral rights	12,755,725
Net assets (liabilities)	$13,179,372